Income Taxes - Provision For Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net loss before income taxes from continuing operations	$ (153,110)	$ (16,718)	[1]
Expected income taxes at the statutory rate	$ (36,991)	$ (4,076)
Tax rate	24.16%	24.38%
Increase (decrease) in income taxes resulting from:
Effect of foreign exchange	$ (11,022)	$ 19,354
Effect of change in statutory rates	0	8,287
Effect of rate adjustments for foreign jurisdictions	55	(3,790)
Effect of change in deferred tax benefit not recognized	159,299	38,070
Repatriation and related taxes	9,639	17,999
Adjustments, assessments and other	2,755	4,891
Income tax expense - continuing operations	123,735	80,735
Deferred tax assets, unrecognized	19,900	31,800
Foreign Jurisdictions
Increase (decrease) in income taxes resulting from:
Deferred tax assets, unrecognized	587,700	99,400
Non-capital losses
Increase (decrease) in income taxes resulting from:
Deferred tax assets, subject to expiration	$ 1,800,000
Deferred tax assets, not subject to expiration		$ 714,000

[1]	Comparative period has been revised to reflect current period presentation